Document and Entity Information	Aug. 10, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 10, 2021
Entity Registrant Name	Joby Aviation, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39524
Entity Tax Identification Number	98-1548118
Entity Address, Address Line One	2155 Delaware Avenue
Entity Address, Address Line Two	Suite #225
Entity Address, City or Town	Santa Cruz
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95060
City Area Code	831
Local Phone Number	426-3733
Entity Information, Former Legal or Registered Name	Reinvent Technology Partners
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001819848
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	215 Park Avenue
Entity Address, Address Line Two	Floor 11
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10003
Common stock, $0.0001 par value per share [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	JOBY
Security Exchange Name	NYSE
Redeemable warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase common stock
Trading Symbol	JOBY WS
Security Exchange Name	NYSE